Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Lease liabilities	€ 57,612	€ 50,752
Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	21,268	5,600
Trade and other payables	20,498	41,721
Lease liabilities	78,910	73,692
Other financial liabilities	10,351	6,132
Total	131,027	127,145
Within One Year | Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	2,220
Trade and other payables	20,498	41,721
Lease liabilities	5,176	3,822
Other financial liabilities	10,351	6,132
Total	38,245	51,675
1 to 5 Years | Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	10,693	5,600
Lease liabilities	17,882	13,346
Total	28,575	18,946
More than 5 years | Liquidity Risk
Disclosure Of Financial Liabilities [Line Items]
Interest bearing loans and borrowings	8,355
Lease liabilities	55,852	56,524
Total	€ 64,207	€ 56,524